Supplemental cash flow information (Narrative) (Details)	1 Months Ended					12 Months Ended
	Dec. 27, 2017 CAD ($)	Dec. 20, 2017 CAD ($)	Oct. 24, 2017 CAD ($)	Apr. 30, 2016	Mar. 31, 2016	Dec. 31, 2017 CAD ($)
Statement [Line Items]
Number of broker warrants granted in share based payment arrangement	75,000	98,600	396,000	10,800	90,000	569,600
Fair value of broker warrants granted in share based payment arrangement	$ 22,333	$ 18,762	$ 111,210			$ 152,305